Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 8,503	$ 7,326	$ 35,558	$ 15,519	$ (10,966)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,364	621	2,226	1,376	1,306
Provision for doubtful accounts				(427)	(695)
Stock-based compensation	9,604	2,483	6,680	3,354	2,789
Deferred tax assets	3,841		(28,117)
Changes in operating assets and liabilities:
Accounts receivable	(11,565)	(5,082)	(6,284)	4,957	(6,252)
Prepaid expenses and other assets	(529)	(777)	(2,674)	(215)	(1,167)
Accounts payable	395	62	577	442	(125)
Accrued employee compensation	(3,215)	(6,332)	413	3,460	8,894
Other liabilities	(8,756)	(414)	7,537	336	1,964
Deferred revenues	(11,910)	3,043	11,770	(19,268)	15,631
Net cash provided by (used in) operating activities	(12,268)	930	27,686	9,534	11,379
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,000)	(1,512)	(2,776)	(2,238)	(1,169)
Decrease (increase) in restricted cash		(1,605)	(5,534)	1,198	149
Net cash used in investing activities	(1,000)	(3,117)	(8,310)	(1,040)	(1,020)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock upon exercise of stock options	2,497	281	931	785	66
Proceeds from issuance of common stock in connection with initial public offering, net of underwriting discounts and commission	123,046
Costs paid in connection with initial public offering	(1,689)
Net cash provided by (used in) financing activities	123,854	281	931	785	66
Effect of foreign exchange rate changes on cash and cash equivalents	(578)	889	1,907	547	(539)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	110,008	(1,017)	22,214	9,826	9,886
CASH AND CASH EQUIVALENTS-Beginning of period	59,625	37,411	37,411	27,585	17,699
CASH AND CASH EQUIVALENTS-End of period	169,633	36,394	59,625	37,411	27,585
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	1	33	53	14	13
Cash paid for income taxes	1,142	991	2,207	1,036	505
SUPPLEMENTAL DISCLOSURES OF NONCASH FINANCING ACTIVITIES:
Unpaid initial public offering issuance costs	1,149
Conversion of convertible preferred stock into common stock upon initial public offering	$ 36,500